ACQUISITIONS OF BUSINESS	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
ACQUISITIONS OF BUSINESS

NOTE 4 – ACQUISITIONS OF BUSINESS

On October 16, 2018, the Company entered into an agreement with Virtublock Global Corp (VGC), a corporation incorporated in Ontario Canada, to acquire assets and intellectual property of VGC. Based on an examination of the net assets acquired, the acquisition of the net assets was determined to be a business as defined under ASC 805.

Pursuant to the agreement, the Company issued 44,911,724 shares of its common stock to VGC as purchase consideration.  The fair value of the shares issued was determined to be $3,458,203 based on the market value of the common stock as the date of issuance. The following table sets forth the allocation of the purchase consideration to the fair value of the net assets acquired. The acquired goodwill is primarily related to the value attributed to a company that is expected to experience accelerated growth.

The Company assessed the goodwill and intangible assets assigned as a result of the acquisition for impairment and considered them impaired.

Management tested goodwill and intangibles for impairment and determined them to be impaired. The main cause of the impairment was Company’s inability to secure the required financing and customer contracts in order to operationalize the new acquisition of VirtuBlock Global, Inc. As a result, the carrying amounts of intangibles and goodwill could not be supported.

Impairment of Goodwill and intangible assets:

Management used the Income approach to estimate the value of the Company’s intangible assets based on projections (adjusted for multiple scenarios and weighted probabilities) of future cash flows.

Impairment regarding Goodwill

The fair value of the business unit based on the discounted cash flow analysis and net asset valuations of the reporting unit do not exceed the carrying amount, therefore goodwill was considered impaired.

Impairment regarding Intangibles

The undiscounted (pre-tax) cash flows of the reporting unit using projections do not exceed its’s carrying value, and therefore intangibles were considered impaired.

Consideration
Common shares issued	$3,458,203

Net assets acquired
Customer base	$—
Trade name – Virtublock (note 6)	6,600
Intellectual property / Technology (note 6)	11,200
Non-compete agreements	—
Goodwill (note 6)	3,440,403
Total net assets acquired	$3,458,203
Impairment (note 6)	(3,458,203)
—